Debt Summary of Debt (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended							12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Oct. 18, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 23, 2013 4.50% Senior Notes, due November 2023	Dec. 31, 2013 4.50% Senior Notes, due November 2023	Dec. 31, 2012 4.50% Senior Notes, due November 2023	Dec. 31, 2013 6.50% Senior Notes, due March 2018	Dec. 31, 2012 6.50% Senior Notes, due March 2018	Jun. 27, 2012 3.90% Senior Notes, due June 2022	Dec. 31, 2013 3.90% Senior Notes, due June 2022	Dec. 31, 2012 3.90% Senior Notes, due June 2022	Jun. 25, 2012 3.90% Senior Notes, due June 2022	Dec. 31, 2013 Current Portion of Long-term Debt	Dec. 31, 2012 Current Portion of Long-term Debt	Dec. 31, 2013 Long-term Debt, Excluding Current Portion	Dec. 31, 2012 Long-term Debt, Excluding Current Portion	Dec. 31, 2013 Five-Year Term Loan, due October 2018	Oct. 18, 2013 Five-Year Term Loan, due October 2018	Dec. 31, 2012 Five-Year Term Loan, due October 2018	Dec. 31, 2013 Seven-Year Term Loan, due October 2020	Oct. 18, 2013 Seven-Year Term Loan, due October 2020	Dec. 31, 2012 Seven-Year Term Loan, due October 2020	Oct. 18, 2013 Revolving Credit Facility	Dec. 31, 2013 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Dec. 23, 2013 Receivables Credit Facility	Dec. 31, 2013 Receivables Credit Facility	Dec. 31, 2012 Receivables Credit Facility	Dec. 31, 2013 Senior Credit Facility, Term Loan, due October 2016	Dec. 31, 2012 Senior Credit Facility, Term Loan, due October 2016
Debt Instrument [Line Items]
Debt		$ 2,547,845	$ 793,630		$ 698,173	$ 0	$ 149,974	$ 149,968		$ 399,698	$ 399,662						$ 650,000	$ 650,000	$ 0	$ 650,000	$ 650,000	$ 0		$ 0	$ 0		$ 0	$ 109,000	$ 0	$ 135,000
Less current portion		39,000	15,000										39,000	15,000
Total long-term debt		2,508,845	778,630												2,508,845	778,630
Credit facility, effective interest rate																								0.00%	0.00%		0.00%	1.06%	0.00%	1.71%
Stated interest rate					4.50%	0.00%	6.50%	6.50%		3.90%	3.90%	3.90%					1.54%		0.00%	1.79%		0.00%
Weighted-average interest rate		3.08%	3.63%										1.59%	1.71%	3.10%	3.67%
Credit facility, expiration date	Oct. 11, 2016																						Oct. 18, 2018	Oct. 18, 2018		Oct. 11, 2014
Debt instrument, maturity date				Nov. 01, 2023	Nov. 01, 2023		Mar. 15, 2018		Jun. 15, 2022	Jun. 15, 2022							Oct. 18, 2018			Oct. 18, 2020
Senior notes, discount					$ 1,827		$ 26	$ 32		$ 302	$ 338